Leases - Schedule of Components of Lease Expense and Other Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 122	$ 25	$ 282	$ 67	$ 100	$ 600
Short term lease cost	10	3	31	61	100	100
Total lease costs	132	28	313	128	$ 200	$ 700
Other information:
Cash paid for amounts included in the measurement of operating lease liability	$ 122	$ 25	$ 282	$ 67